Condensed Statements of Cash Flows (June 30th 2017 unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,932,706)	$ (1,212,513)	$ (2,196,834)	$ (1,696,282)
Noncash Expenses:
Amortization	6,526	5,764	6,526	2,308
Depreciation	85,125	87,054	172,315	166,744
Stock Compensation	307,445	130,913	(345,759)	518,438
Net effect of derivative liability and debt discount related to notes payable	(93,206)	0	354,644	0
Note payable original issue discount	49,589	0	20,114	0
Note payable debt discount amortization	56,441	0	89,570	0
Loss on Joint Venture	0	103
Change in assets and liabilities:
Accounts Receivable	52,769	27,564	(8,014)	(157,612)
Allowance for Doubtful Accounts			0	95,511
(Decrease in allowance for Doubtful Accounts)			0	(4,884)
Inventory	(40,586)	(70,765)	(167,112)	36,046
Prepaid Assets	(1,120)	7,344	2,631	23,702
Accounts Payable	25,430	63,974	73,782	(271,305)
Accrued Expenses	40,220	46,006	53,593	26,871
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(1,444,073)	(914,556)	(1,962,314)	(1,260,463)
Net Cash Provided by (Used in) Investing Activities
Purchase of Furniture and Equipment	(11,380)	(25,430)	(22,494)	(78,471)
Purchase of Intangible Assets	(22,054)	(46,835)	(65,332)	(74,104)
Investment in Joint Venture			8,722	(10,000)
Loss on Investment in Joint Venture			0	778
Net Cash Provided by (Used in) Investing Activities	(795,468)	(72,265)	(79,104)	(161,797)
Notes receivable	(762,034)	0
FINANCING ACTIVITIES
Proceeds from issuance of notes payable			900,000	0
Net Cash Provided by (Used in) Financing Activities	5,225,649	0	900,000	0
Proceeds from issuance of common stock and warrants	5,225,649	0
NET CASH DECREASE FOR PERIOD	2,986,108	(986,821)	(1,141,418)	(1,422,260)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	398,391	1,539,809	1,539,809	2,962,069
Cash and Cash Equivalents, at Carrying Value, Ending Balance	3,384,499	552,988	398,391	1,539,809
Supplemental Cash Flow Information
Interest Paid	50,418	0	0	0
Income Taxes Paid, Net	0	0	0	0
Cash Flow, Noncash Investing and Financing Activities Disclosure
Stock Issued During Period, Value, Issued for Services	$ 51,408	$ 44,998	152,265	0
Cancellation of Common Stock previously issued for services			(258,000)	0
Derivative Liability			$ 93,206	$ 0